Net (loss)/income per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income attributable to Secoo Holding Limited	$ 22,083	¥ 151,833	¥ 134,056	¥ (44,453)
Accretion to redeemable non-controlling interest redemption value | ¥			(798)	(164)
Accretion to preferred share redemption value | ¥			(202,679)	(595,742)
Net (loss)/income attributable to ordinary shareholders of Secoo Holding Limited	$ 22,083	¥ 151,833	¥ (69,421)	¥ (640,359)
Denominator:
Weighted average number of ordinary shares	25,235,404	25,235,404	12,500,821	7,189,933
Adjustment for diluted options	947,518	947,518
Denominator for diluted net loss per share calculation	26,182,922	26,182,922	12,500,821	7,189,933
Net (loss)/income per ordinary share
Basic | (per share)	$ 0.88	¥ 6.02	¥ (5.55)	¥ (89.06)
Diluted | (per share)	$ 0.84	¥ 5.80	¥ (5.55)	¥ (89.06)